Warrant Liability (Details 1) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
Warrant liability [Line Items]
Beginning Balance	$ 14,913	$ 19,991	$ 18,280
Fair value adjustment	16,391	(5,078)	1,711
Ending Balance	$ 31,304	$ 14,913	$ 19,991